Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (27,331)	$ (23,233)	$ (31,823)	$ (23,067)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	136	188	253	258
Provision for sales returns	236	128	78	119
Amortization of deferred financing costs and debt discounts	914	337	667	105
Stock-based compensation	11,835	482	619	1,046
Other	101	62	90	40
Loss on early extinguishment on Midcap term loan			97
Changes in assets and liabilities:
Accounts receivable	(1,784)	48	(70)	(526)
Inventory	4,944	(515)	(9,974)	(15,646)
Prepaid and other current assets	(2,307)	(2,757)	(1,153)	(2,030)
Accounts payable, accrued and other liabilities	110	5,731	10,871	10,942
Cash used in operating activities	(13,146)	(19,529)	(30,345)	(28,759)
INVESTING ACTIVITIES:
Purchase of fixed assets	(48)	(25)	(61)	(125)
Purchase of Aussie Health Co. assets	(1,105)
Proceeds on sale of fixed assets	6	35	35
Cash provided by (used in) investing activities	(1,147)	10	(26)	(125)
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	2	18	18
Proceeds from Initial Public Offering	36,000
Borrowings from Mid Cap credit facility	69,740	37,048	62,665	10,891
Repayments from Mid Cap credit facility	(71,082)	(32,519)	(50,784)	(6,385)
Prepayment penalty incurred with the Midcap term loan extinguishment			(97)
Issuance costs of stock		(17)
Borrowings from other term loans				784
Repayments from other term loans				(1,536)
Deferred offering costs			(947)
Insurance financing proceeds	3,833
Insurance obligation payments	(1,818)
Capital lease financing proceeds		20	20	99
Capital lease obligation payments	(42)	(40)	(54)	(25)
Cash provided by financing activities	29,706	30,186	45,293	28,596
EFFECT OF EXCHANGE RATE ON CASH	1		(11)	(34)
NET CHANGE IN CASH AND RESTRICTED CASH FOR PERIOD	15,414	10,667	14,911	(322)
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	20,708	5,797	5,797	6,119
CASH AND RESTRICTED CASH AT END OF PERIOD	36,122	16,464	20,708	5,797
RECONCILIATION OF CASH AND RESTRICTED CASH
CASH	35,686	15,785	20,029	5,297
RESTRICTED CASH-Prepaid and other assets	307	550	550	250
RESTRICTED CASH-Other non-current assets	129	129	129	250
CASH AND RESTRICTED CASH AT END OF PERIOD	36,122	16,464	20,708	5,797
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	2,467	1,112	1,555	213
Cash paid for taxes	15	3	3	5
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt issuance costs not paid			1,388	205
Discount of debt relating to warrants issuance			929	84
Capital lease		25	25	102
Note payable on acquisition	195
Initial Public Offering
FINANCING ACTIVITIES:
Issuance costs of stock	(5,446)
Series C Preferred Stock
FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock - converted to common stock		23,061	23,969
Issuance costs of stock		(3,000)	(2,997)
Series C-1 Preferred Stock
FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock - converted to common stock		8,364	7,660
Issuance costs of stock		(1,036)	(1,243)
Series B Preferred Stock
FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock - converted to common stock				8,500
Issuance costs of stock				(85)
Series B-1 Preferred Stock
FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock - converted to common stock				10,610
Issuance costs of stock				(60)
Horizon Term Loan
FINANCING ACTIVITIES:
Borrowings from term loan			15,000
Repayments of term loan			(4,900)
Debt issuance costs	(900)		(215)
Midcap Term Loan
FINANCING ACTIVITIES:
Borrowings from term loan				7,000
Repayments of term loan		(1,344)	(6,776)	(224)
Debt issuance costs				(124)
Mid Cap Credit Facility
FINANCING ACTIVITIES:
Debt issuance costs	$ (581)	$ (369)	$ (926)	$ (849)